Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Shareholder’s equity	$ 466,831	$ 410,939	$ 375,163	$ 381,082
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Shareholder’s equity		$ 429,773